Property, Plant & Equipment (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Property, Plant & Equipment

Cost	Property Acquisition costs	Mineral properties	Plant and equipment	Construction in progress	Total
At January 1, 2018	92,378	333,638	679,352	2,728	1,108,096
Additions	-	62,849	27,783	10,507	101,139
Changes in rehabilitation cost asset	-	(12,374)	-	-	(12,374)
Disposals	-	-	(2,279)	-	(2,279)
Foreign exchange translation	7,494	1,391	1,308	-	10,193
Transfers between categories	-	-	13,047	(13,047)	-
At December 31, 2018	99,872	385,504	719,211	188	1,204,775
Additions (Note 14)	16,240	34,750	28,565	9,514	89,069
Changes in rehabilitation cost asset	-	(31,695)	-	-	(31,695)
Disposals	-	-	(6,978)	-	(6,978)
Foreign exchange translation	(4,468)	(1,155)	(2,205)	-	(7,828)
Transfers between categories	-	-	9,702	(9,702)	-
At December 31, 2019	111,644	387,404	748,295	-	1,247,343

Accumulated depreciation
At January 1, 2018	-	116,690	194,141	-	310,831
Depletion and amortization	-	44,159	30,671	-	74,830
Disposals	-	-	(2,173)	-	(2,173)
At December 31, 2018	-	160,849	222,639	-	383,488
Depletion and amortization	-	70,265	40,501	-	110,766
Disposals	-	-	(4,917)	-	(4,917)
At December 31, 2019	-	231,114	258,223	-	489,337

Net book value
At December 31, 2018	99,872	224,655	496,572	188	821,287
At December 31, 2019	111,644	156,290	490,072	-	758,006

Net book value	Gibraltar Mines (75%)	Florence Copper	Yellowhead	Aley	Other	Total
At December 31, 2018	633,745	175,329	-	11,998	215	821,287
Net additions	47,804	16,367	-	768	912	65,851
Property acquisitions	-	-	16,240	-	-	16,240
Changes in rehabilitation cost asset (Note 20)	(36,377)	4,682	-	-	-	(31,695)
Depletion and amortization	(105,425)	(38)	-	-	(386)	(105,849)
Foreign exchange translation	-	(7,828)	-	-	-	(7,828)
At December 31, 2019	539,747	188,512	16,240	12,766	741	758,006